Convertible Promissory Notes (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Convertible Promissory Notes, net of debt discount	$ 1,586,950	$ 432,866	$ 415,537
Less current portion	126,950	160,926
Total long-term liabilities	$ 1,460,000	$ 1,460,000